Financial Instruments (Details) - Schedule of fair value of financial instruments position - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial Instruments (Details) - Schedule of fair value of financial instruments position [Line Items]
Warrants	$ 11,636	$ 2,157
Convertible notes		1,223
Financial derivatives	350	318
Total	11,986	3,698
Level 1 [Member]
Financial Instruments (Details) - Schedule of fair value of financial instruments position [Line Items]
Warrants
Convertible notes
Financial derivatives
Total
Level 2 [Member]
Financial Instruments (Details) - Schedule of fair value of financial instruments position [Line Items]
Warrants	11,636	793
Convertible notes
Financial derivatives	350
Total	11,986	793
Level 3 [Member]
Financial Instruments (Details) - Schedule of fair value of financial instruments position [Line Items]
Warrants		1,364
Convertible notes		1,223
Financial derivatives		318
Total		$ 2,905